CitizensSelect Funds
-Dreyfus Institutional Preferred Treasury Securities Money Market Fund

Incorporated herein by reference is the definitive version of the supplement for Dreyfus Institutional Preferred Treasury Securities Money Market Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 25, 2016 (SEC Accession No. 0001167368-16-000126).